LEASES - Assets and Liabilities of Lessee (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Operating leases
Operating lease right-of-use assets	$ 603	$ 608
Accounts payable and accrued liabilities	111	101
Operating lease liabilities	501	510
Total operating lease liabilities	612	611
Finance leases
Property, plant and equipment, at cost	76	63
Accumulated depreciation	(28)	(19)
Property, plant and equipment, net	48	44
Current maturities of long-term debt and finance lease obligations	1	0
Long-term debt and finance lease obligations	64	54
Total finance lease liabilities	$ 65	$ 54
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrent